Principal Subsidiaries - Details of Subsidiaries which Principally Affected Results, Assets and Liabilities of the Group (Detail)
£ in Thousands, ₫ in Millions, ₩ in Millions, ¥ in Millions, MOP$ in Millions, $ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 VND (₫)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 MOP (MOP$)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 CNY (¥)
Disclosure of subsidiaries [line Items]
Registered/issued capital	¥ 80,932										¥ 80,932
China Telecom System Integration Co., Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom System Integration Co., Limited
Type of legal entity	Limited Company
Date of incorporation	Sep. 13, 2001
Place of incorporation and operation	PRC
Principal activities	Provision of system integration and consulting services
Registered/issued capital	¥ 542
China Telecom Global Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom Global Limited
Type of legal entity	Limited Company
Date of incorporation	Feb. 25, 2000
Place of incorporation and operation	Hong Kong Special Administrative Region of the PRC
Principal activities	Provision of telecommunications services
Registered/issued capital | $		$ 168
China Telecom (Americas) Corporation [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom (Americas) Corporation
Type of legal entity	Limited Company
Date of incorporation	Nov. 22, 2001
Place of incorporation and operation	The United States of America
Principal activities	Provision of telecommunications services
Registered/issued capital | $			$ 43
China Telecom Best Tone Information Service Co., Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom Best Tone Information Service Co., Limited
Type of legal entity	Limited Company
Date of incorporation	Aug. 15, 2007
Place of incorporation and operation	PRC
Principal activities	Provision of Best Tone information services
Registered/issued capital	¥ 350
China Telecom (Macau) Company Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom (Macau) Company Limited
Type of legal entity	Limited Company
Date of incorporation	Oct. 15, 2004
Place of incorporation and operation	Macau Special Administrative Region of the PRC
Principal activities	Provision of telecommunications services
Registered/issued capital | MOP$									MOP$ 60
Tianyi Telecom Terminals Company Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	Tianyi Telecom Terminals Company Limited
Type of legal entity	Limited Company
Date of incorporation	Jul. 01, 2005
Place of incorporation and operation	PRC
Principal activities	Sales of telecommunications terminals
Registered/issued capital	¥ 500
China Telecom (Singapore) Pte. Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom (Singapore) Pte. Limited
Type of legal entity	Limited Company
Date of incorporation	Oct. 05, 2006
Place of incorporation and operation	Singapore
Principal activities	Provision of international value-added network services
Registered/issued capital | $								$ 1,000,001
E-surfing Pay Co., Ltd [member]
Disclosure of subsidiaries [line Items]
Name of company	E-surfing Pay Co., Ltd
Type of legal entity	Limited Company
Date of incorporation	Mar. 03, 2011
Place of incorporation and operation	PRC
Principal activities	Provision of e-commerceservice
Registered/issued capital	¥ 500
Shenzhen Shekou Telecommunications Company Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	Shenzhen Shekou Telecommunications Company Limited
Type of legal entity	Limited Company
Date of incorporation	May 05, 1984
Place of incorporation and operation	PRC
Principal activities	Provision of telecommunications services
Registered/issued capital	¥ 91
China Telecom (Australia) Pty Ltd [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom (Australia) Pty Ltd
Type of legal entity	Limited Company
Date of incorporation	Jan. 10, 2011
Place of incorporation and operation	Australia
Principal activities	Provision of international value-added network services
Registered/issued capital | $							$ 1
China Telecom Korea Co., Ltd [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom Korea Co.,Ltd
Type of legal entity	Limited Company
Date of incorporation	May 16, 2012
Place of incorporation and operation	South Korea
Principal activities	Provision of international value-added network services
Registered/issued capital | ₩						₩ 500
China Telecom (Malaysia) SDN BHD [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom (Malaysia) SDN BHD
Type of legal entity	Limited Company
Date of incorporation	Jun. 26, 2012
Place of incorporation and operation	Malaysia
Principal activities	Provision of international value-added network services
Registered/issued capital | RM					RM 3,723,500
China Telecom Information Technology (Vietnam) Co., Ltd [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom Information Technology (Vietnam) Co., Ltd
Type of legal entity	Limited Company
Date of incorporation	Jul. 09, 2012
Place of incorporation and operation	Vietnam
Principal activities	Provision of international value-added network services
Registered/issued capital | ₫				₫ 10,500
iMUSIC Culture & Technology Co., Ltd. [member]
Disclosure of subsidiaries [line Items]
Name of company	iMUSIC Culture & Technology Co., Ltd.
Type of legal entity	Limited Company
Date of incorporation	Jun. 09, 2013
Place of incorporation and operation	PRC
Principal activities	Provision of music production and related information services
Registered/issued capital	¥ 250
China Telecom (Europe) Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom (Europe) Limited
Type of legal entity	Limited Company
Date of incorporation	Mar. 02, 2006
Place of incorporation and operation	The United Kingdom of Great Britain and Northern Ireland
Principal activities	Provision of international value-added network services
Registered/issued capital | £										£ 16,150
Zhejiang Yixin Technology Co., Ltd. [member]
Disclosure of subsidiaries [line Items]
Name of company	Zhejiang Yixin Technology Co., Ltd.
Type of legal entity	Limited Company
Date of incorporation	Aug. 19, 2013
Place of incorporation and operation	PRC
Principal activities	Provision of instant messenger service
Registered/issued capital	¥ 11
Tianyi Capital Holding Co., Ltd. [member]
Disclosure of subsidiaries [line Items]
Name of company	Tianyi Capital Holding Co., Ltd.
Type of legal entity	Limited Company
Date of incorporation	Nov. 30, 2017
Place of incorporation and operation	PRC
Principal activities	Capital Investment and provision of consulting services
Registered/issued capital	¥ 5,000
China Telecom Leasing Corporation Limited [member]
Disclosure of subsidiaries [line Items]
Name of company	China Telecom Leasing Corporation Limited
Type of legal entity	Limited Company
Date of incorporation	Nov. 30, 2018
Place of incorporation and operation	PRC
Principal activities	Provision of finance lease service
Registered/issued capital	¥ 5,000